Writer’s Direct Line: (614) 628-0788
Writer’s E-Mail Address: mas@cpmlaw.com

October 20, 2006
FEDEX OVERNIGHT DELIVERY
Mr. Jeffrey P. Riedler
Assistant Director
Securities and Exchange Commission
450 Fifth Street, N.W.
Mail Stop 03-04
Washington, D.C. 20549

Re:	AdCare Health Systems, Inc.
Amendment No. 6
File No. 333-131542
Dear Mr. Riedler:
     Today we filed the enclosed Amendment No. 6 to the AdCare Health Systems, Inc. Form SB-2, Registration Statement. We have previously been advised that the Staff had no further comments with respect to this registration. However, since that time and the filing of Amendment No. 5, Joseph Gunnar & Co., LLC has replaced Joseph Gunnar & Co. as co-managing underwriter.
366 East Broad Street • Columbus, Ohio 43215 • ph: 614,228,6135 • fx: 614,221,0216 • www.cpmlaw.com

Mr. Jeffrey P. Riedler
October 20, 2006

     The enclosed revisions have been reflected in the prospectus, which the underwriter is recirculating. As mentioned in our last correspondence, after the circulation of this latest revision to the preliminary prospectus, we plan to file a Request of Acceleration sometime within the next two weeks.
     Please contact me with any questions or issues that you may have regarding this matter.

Very truly yours,

CARLILE PATCHEN & MURPHY LLP

Michael A. Smith

cc:	David Tenwick
Cavas S. Pavri
Ralph V. De Martino
Mary K. Frazier (overnight delivery)
James Adkins (overnight delivery)
Tabitha Aikens (overnight delivery)